BORROWINGS 2	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
BORROWINGS
NOTE 18 – BORROWINGS

	As of December 31,
	2018	2017

Current
Bank and financial institutions (note 26)	—	6,011
TOTAL	—	6,011

NOTE 26 – BORROWINGS

26.1 – Bank and financial institutions

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2018	2017

Banco Santander Rio (Argentina)	—	4
HSBC Bank and Citibank - Syndicated loan (United States)	—	6,007
TOTAL	—	6,011

Such balances were included as current borrowings in the consolidated statement of financial position.

On November 1, 2018, Globant LLC, the Company's U.S. subsidiary, entered into an Amended and Restated Credit Agreement by and among certain financial institutions, as lenders, and HSBC Bank USA, National Association, as administrative agent, issuing bank and swingline lender. The A&R Credit Agreement amends and restates the existing Credit Agreement dated as of August 3, 2017, which provided for a secured revolving credit facility under which the Company may borrow up to 40,000 in advances. Under the A&R Credit Agreement, Globant LLC may borrow (i) up to 50,000 in a single borrowing on or prior to May 1, 2019 under a delayed-draw term loan facility and (ii) up to 150,000 under a revolving credit facility. In addition, Globant, LLC may request increases of the maximum amount available under the revolving facility in an aggregament amount not to exceed 100,000. The maturity date of the facilities is October 31, 2023. Pursuant to the terms of the A&R Credit Agreement, interest on loans extended thereunder shall accrue at a rate per annum equal to LIBOR plus 1.75%. Globant LLC’s obligations under the A&R Credit Agreement are guaranteed by the Company and its subsidiary Globant España S.A., and are secured by substantially all of Globant LLC’s now owned and after-acquired assets. The A&R Credit Agreement also contains the following covenants: delivery of certain financial information; payment of obligations, including tax liabilities; use of proceeds only for transaction costs payments, for lawful general corporate purposes and working capital; Globant LLC's Fixed Charge Coverage Ratio shall not be less than 1.25 to 1.00;  Globant LLC's Maximum Total Leverage Ratio shall not exceed 2.50 to 1.00; Globant LLC or any of its subsidiaries shall not incur in any indebtedness; Globant LLC or any of its subsidiaries shall not assume any Lien; restricted payments not to exceed 10,000 per year; advances to officers, directors and employees of the Borrower and Subsidiaries in an aggregate amount not to exceed 50 outstanding at any time; Globant LLC shall not maintain intercompany payables owed to any of its Argentina Affiliates except to the extent (i) such payables are originated in transactions made in the ordinary course of business and (ii) the aggregate amount of such payables do not exceed an amount equal to five times the average monthly amount of such Affiliates’ billings for the immediately preceding 12 month period; Globant LLC's capital expenditures limited to 10% the Company's consolidated net revenue per year and Globant LLC's annual revenue is to remain at no less than 60% of the Company's consolidated annual revenue.

On December 19, 2017, Globant LLC has borrowed 6,000 under the original credit facility. This loan matured on July 23, 2018 and was included as a current borrowing as of December 31, 2017. As of December 31, 2018, the Company has not borrowed any loan from the A&R Credit Agreement.

Movements in borrowings are analyzed as follows:

	As of December 31,
	2018	2017	2016

Balance at the beginning of year	6,011	217	548
Borrowings related to business combination (note 24)	—	—	250
Proceeds from new borrowings (1)	—	22,000	—
Payment of borrowings	(6,163)	(16,293)	(584)
Accrued interest	152	95	41
Foreign exchange	—	(8)	(38)
TOTAL	—	6,011	217

(1) The Company, through its Argentine subsidiary, Sistemas Globales S.A. and IAFH Global S.A., entered into 6 loan agreements with Santander Rio for a total amount of $16,000. These loans matured before December 31, 2017. On December 19, 2017, Globant LLC has borrowed $6,000 under the credit facility mentioned above. This loan matured on July 23, 2018.